Note 5 - Stockholders' Equity - Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non Plan [Member]
Life in years (Year)	7 years	7 years
Non Plan [Member] | Minimum [Member]
Risk free interest rate	1.91%	1.83%
Expected volatility	623.00%	794.00%
Non Plan [Member] | Maximum [Member]
Risk free interest rate	2.49%	2.33%
Expected volatility	738.00%	821.00%
The 2007 Equity Incentive Plan [Member]
Life in years (Year)	5 years
The 2007 Equity Incentive Plan [Member] | Minimum [Member]
Risk free interest rate	1.36%	1.60%
Expected volatility	315.00%	322.00%
Life in years (Year)		3 years
The 2007 Equity Incentive Plan [Member] | Maximum [Member]
Risk free interest rate	2.14%	2.38%
Expected volatility	794.00%	807.00%
Life in years (Year)		7 years